UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: February 28, 2018                 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Cadence Mid Cap Fund Schedule of Portfolio Investments (unaudited) February 28, 2018

	Shares	Value

Common Stocks - 98.5%

Consumer Discretionary - 20.9%

AMC Networks, Inc., Class A*,1	23,632	$1,242,334

BorgWarner, Inc.	25,386	1,245,945

Burlington Stores, Inc.*	10,774	1,321,323

Choice Hotels International, Inc.	16,885	1,336,448

Darden Restaurants, Inc.	18,073	1,666,150

Foot Locker, Inc.	26,960	1,237,734

The Gap, Inc.	43,128	1,361,982

Lear Corp.	8,793	1,640,510

Liberty Interactive Corp. QVC Group, Class A*	53,006	1,530,283

Live Nation Entertainment, Inc.*	28,881	1,293,869

Michael Kors Holdings, Ltd. (United Kingdom)*	26,140	1,644,990

The Michaels Cos., Inc.*	56,223	1,293,691

NVR, Inc.*	426	1,211,190

Omnicom Group, Inc.	16,425	1,252,078

Polaris Industries, Inc.	10,315	1,175,807

Thor Industries, Inc.	12,625	1,628,625

Tupperware Brands Corp.	20,929	1,026,568

VF Corp.	17,760	1,324,363

Visteon Corp.*	9,801	1,213,756

Wyndham Worldwide Corp.	15,205	1,760,435

Total Consumer Discretionary		27,408,081

Consumer Staples - 5.9%

Church & Dwight Co., Inc.	28,126	1,383,518

Energizer Holdings, Inc.[1]	26,644	1,451,565

Herbalife, Ltd.*	16,803	1,547,556

Nu Skin Enterprises, Inc., Class A	16,775	1,180,960

Pilgrim’s Pride Corp.*,1	31,941	804,913

Sysco Corp.	22,226	1,325,781

Total Consumer Staples		7,694,293

Financials - 14.6%

Ameriprise Financial, Inc.	9,395	1,469,754

Aon PLC (United Kingdom)	5,021	704,547

Citizens Financial Group, Inc.	34,460	1,498,665

Credit Acceptance Corp.*,1	3,748	1,179,458

East West Bancorp, Inc.	21,801	1,429,056

Federated Investors, Inc., Class B	40,532	1,320,533

Lazard, Ltd., Class A	26,828	1,447,907

Legg Mason, Inc.	32,881	1,312,281

Lincoln National Corp.	17,395	1,324,977

MSCI, Inc.	10,970	1,552,474

The Progressive Corp.	25,056	1,442,725

	Shares	Value

SVB Financial Group*	5,840	$1,454,043

TD Ameritrade Holding Corp.	28,116	1,616,670

Western Alliance Bancorp.*	25,007	1,461,909

Total Financials		19,214,999

Health Care - 11.0%

Agilent Technologies, Inc.	27,060	1,856,045

Bruker Corp.	40,784	1,250,030

Centene Corp.*	14,305	1,450,813

Cerner Corp.*	10,320	662,131

Charles River Laboratories International, Inc.*	16,949	1,806,933

IQVIA Holdings, Inc.*	11,719	1,152,329

Premier, Inc., Class A*	41,661	1,381,062

Veeva Systems, Inc., Class A*	20,523	1,430,453

WellCare Health Plans, Inc.*	9,462	1,834,777

Zoetis, Inc.	19,951	1,613,238

Total Health Care		14,437,811

Industrials - 14.9%

Allison Transmission Holdings, Inc.	31,961	1,266,614

Copa Holdings, S.A., Class A (Panama)	9,472	1,287,908

Copart, Inc.*	28,794	1,347,847

Cummins, Inc.	7,177	1,206,956

Graco, Inc.	28,939	1,283,445

HD Supply Holdings, Inc.*	36,570	1,325,662

Huntington Ingalls Industries, Inc.	5,912	1,549,003

KAR Auction Services, Inc.	25,480	1,377,958

Landstar System, Inc.	16,475	1,792,480

Lincoln Electric Holdings, Inc.	13,007	1,138,633

Masco Corp.	35,389	1,455,196

Parker-Hannifin Corp.	6,445	1,150,239

Rockwell Automation, Inc.	10,092	1,824,634

Spirit AeroSystems Holdings, Inc., Class A	18,013	1,644,407

Total Industrials		19,650,982

Information Technology - 24.0%

Arista Networks, Inc.*	6,479	1,747,645

Broadridge Financial Solutions, Inc.	13,530	1,358,141

CDK Global, Inc.	19,913	1,367,625

Coherent, Inc.*	5,392	1,127,791

DXC Technology Co.	17,723	1,817,316

Fortinet, Inc.*	33,520	1,691,754

KLA-Tencor Corp.	12,330	1,397,112

Lam Research Corp.	11,816	2,267,018

Microchip Technology, Inc.[1]	21,907	1,948,190

Motorola Solutions, Inc.	12,510	1,327,937

1

AMG Managers Cadence Mid Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 24.0% (continued)

NetApp, Inc.	29,123	$1,763,398

ON Semiconductor Corp.*	59,067	1,412,883

Paychex, Inc.	19,119	1,245,220

Red Hat, Inc.*	13,934	2,053,872

Skyworks Solutions, Inc.	11,893	1,299,310

Synopsys, Inc.*	19,893	1,684,340

Take-Two Interactive Software, Inc.*	11,777	1,317,493

Teradyne, Inc.	29,617	1,344,612

VeriSign, Inc.*,1	16,145	1,873,143

Western Digital Corp.	16,949	1,475,241

Total Information Technology		31,520,041

Materials - 4.5%

FMC Corp.	13,546	1,063,090

Freeport-McMoRan, Inc.*	90,399	1,681,422

Huntsman Corp.	46,159	1,489,551

Steel Dynamics, Inc.	35,053	1,621,201

Total Materials		5,855,264

Real Estate - 1.9%

CBRE Group, Inc., Class A*	32,842	1,535,363

Outfront Media Inc., REIT	49,917	1,023,798

Total Real Estate		2,559,161

Utilities - 0.8%

NRG Energy, Inc.	43,341	1,120,798

Total Common Stocks (Cost $105,666,814)		129,461,430

	Principal Amount
Short-Term Investments - 5.7%

Joint Repurchase Agreements - 4.1%[2]

Cantor Fitzgerald Securities, Inc., dated 02/28/18, due 03/01/18, 1.370% total to be received $1,290,988 (collateralized by various U.S. Government Agency Obligations, 1.000% - 8.500%, 03/25/18 - 01/15/57, totaling $1,316,758)	$1,290,939	1,290,939

	Principal Amount	Value

Citibank N.A., dated 02/28/18, due 03/01/18, 1.350% total to be received $271,567 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 03/29/18 - 09/09/49, totaling $276,988)	$271,557	$271,557

Credit Suisse AG, dated 02/28/18, due 03/01/18, 1.360% total to be received $1,290,988 (collateralized by various U.S. Government Agency Obligations, 0.125% - 6.250%, 03/31/18 - 05/15/47, totaling $1,316,758)	1,290,939	1,290,939

ING Financial Markets, LLC dated 02/28/18, due 03/01/18, 1.360% total to be received $1,290,988 (collateralized by various U.S. Government Agency Obligations, 2.191% - 6.000%, 07/01/25 - 02/01/48, totaling $1,316,758)	1,290,939	1,290,939

RBC Capital Markets LLC, dated 02/28/18, due 03/01/18, 1.360% total to be received $1,290,987 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.000%, 07/01/37 - 09/09/49, totaling $1,316,758)	1,290,939	1,290,939
Total Joint Repurchase Agreements		5,435,313

	Shares

Other Investment Companies - 1.6%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.26%[3]	2,110,694	2,110,694

Total Short-Term Investments (Cost $7,546,007)		7,546,007

Total Investments - 104.2%
(Cost $113,212,821)		137,007,437

Other Assets, less Liabilities - (4.2)%		(5,574,404)

Net Assets - 100.0%		$131,433,033

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $5,303,307 or 4.0% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[3]	Yield shown represents the February 28, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real Estate Investment Trust

2

AMG Managers Cadence Mid Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$129,461,430	—	—	$129,461,430

Short-Term Investments

Joint Repurchase Agreements	—	$5,435,313	—	5,435,313

Other Investment Companies	2,110,694	—	—	2,110,694

Total Investments in Securities	$131,572,124	$5,435,313	—	$137,007,437

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of February 28, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

3

AMG Managers Cadence Emerging Companies Fund Schedule of Portfolio Investments (unaudited) February 28, 2018

	Shares	Value

Common Stocks - 97.3%

Consumer Discretionary - 8.9%

Carriage Services, Inc.	33,524	$912,523

Cavco Industries, Inc.*	7,140	1,135,974

Denny’s Corp.*	94,682	1,424,017

Malibu Boats, Inc., Class A*	38,961	1,248,700

MCBC Holdings, Inc.*	42,840	1,050,009

Ruth’s Hospitality Group, Inc.	59,823	1,468,655

Winnebago Industries, Inc.	27,853	1,212,998

ZAGG, Inc.*	67,520	1,016,176

Total Consumer Discretionary		9,469,052

Consumer Staples - 4.3%

Calavo Growers, Inc.[1]	15,357	1,310,720

The Chefs’ Warehouse, Inc.*	36,579	824,857

Medifast, Inc.	21,608	1,378,374

New Age Beverages Corp.*	312,463	1,006,131

Total Consumer Staples		4,520,082

Energy - 3.0%

Abraxas Petroleum Corp.*	760,792	1,635,703

Profire Energy, Inc.*	236,590	503,937

Solaris Oilfield Infrastructure, Inc., Class A*	60,497	1,018,164

Total Energy		3,157,804

Financials - 16.2%

Bryn Mawr Bank Corp.	25,487	1,109,959

Enova International, Inc.*	67,515	1,485,330

FB Financial Corp.*	27,718	1,095,692

First Foundation, Inc.*	73,973	1,350,747

Green Bancorp, Inc.*	48,520	1,057,736

Health Insurance Innovations, Inc., Class A*,1	31,943	996,622

Heritage Insurance Holdings, Inc.	79,560	1,327,061

Kingstone Cos., Inc.	81,876	1,563,832

Kinsale Capital Group, Inc.	30,032	1,471,568

Ladenburg Thalmann Financial Services, Inc.	388,289	1,296,885

Meta Financial Group, Inc.	12,651	1,358,717

Preferred Bank	19,548	1,218,427

Pzena Investment Management, Inc., Class A	76,952	837,238

Silvercrest Asset Management Group, Inc., Class A1	71,432	1,078,623

Total Financials		17,248,437

Health Care - 25.1%

Aclaris Therapeutics, Inc.*	19,910	397,005

Addus HomeCare Corp.*	29,131	1,000,650

Akebia Therapeutics, Inc.*	51,462	735,907

	Shares	Value

American Renal Associates Holdings, Inc.*	59,950	$1,188,209

Amphastar Pharmaceuticals, Inc.*	17,121	314,342

ANI Pharmaceuticals, Inc.*	16,903	1,082,975

Civitas Solutions, Inc.*	32,154	418,002

Computer Programs & Systems, Inc.	33,860	1,009,028

Concert Pharmaceuticals, Inc.*	55,500	1,214,340

Cross Country Healthcare, Inc.*	43,479	563,053

Enzo Biochem, Inc.*	103,373	654,351

Flexion Therapeutics, Inc.*,1	17,930	454,705

iRadimed Corp.*,1	62,300	809,900

Lantheus Holdings, Inc.*	57,030	872,559

LeMaitre Vascular, Inc.	32,340	1,124,138

LHC Group, Inc.*	19,928	1,282,965

NeoGenomics, Inc.*	117,847	989,915

OraSure Technologies, Inc.*	54,835	946,452

Orthofix International, NV*	28,565	1,599,926

Paratek Pharmaceuticals, Inc.*	34,390	450,509

RadNet, Inc.*	154,545	1,545,450

Recro Pharma, Inc.*	125,739	1,132,908

Sangamo Therapeutics, Inc.*	24,170	578,871

Sharps Compliance Corp.*,1	146,207	663,780

Simulations Plus, Inc.	86,471	1,344,624

Tabula Rasa HealthCare, Inc.*	15,073	487,009

Triple-S Management Corp., Class B (Puerto Rico)*	34,660	842,238

U.S. Physical Therapy, Inc.	19,881	1,540,777

Vanda Pharmaceuticals, Inc.*	75,990	1,432,411

Total Health Care		26,676,999

Industrials - 19.0%

Barrett Business Services, Inc.	11,340	842,449

Blue Bird Corp.*,1	46,876	1,087,523

Commercial Vehicle Group, Inc.*	118,947	1,201,365

CRA International, Inc.	30,991	1,549,240

Daseke, Inc.*,1	109,970	1,106,298

Douglas Dynamics, Inc.	34,435	1,532,357

Energy Recovery, Inc.*,1	131,758	903,860

GP Strategies Corp.*	33,931	748,179

Heritage-Crystal Clean, Inc.*	47,419	948,380

Kadant, Inc.	8,979	856,597

Lawson Products, Inc. *	59,483	1,394,876

Lydall, Inc.*	23,451	1,129,166

NV5 Global, Inc.*,1	19,556	845,797

PGT Innovations, Inc.*	59,401	1,039,517

4

AMG Managers Cadence Emerging Companies Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 19.0% (continued)

Radiant Logistics, Inc.*,1	127,791	$472,827

Sterling Construction Co., Inc.*	68,956	832,988

Vectrus, Inc.*	13,935	380,286

Viad Corp.	19,044	991,240

Vicor Corp.*	60,534	1,558,750

Willdan Group, Inc.*	39,281	823,723

Total Industrials		20,245,418
Information Technology - 16.1%

American Software, Inc., Class A	71,701	891,960

Amtech Systems, Inc.*	41,173	312,503

Blucora, Inc.*	59,030	1,375,399

CalAmp Corp.*	71,880	1,681,992

Carbonite, Inc.*	65,422	1,841,629

Care.com, Inc.*	56,180	1,004,498

Ichor Holdings, Ltd.*,1	31,290	808,534

KEMET Corp.*	73,560	1,322,609

NVE Corp.	12,981	902,309

Pixelworks, Inc.*	175,455	772,002

PRGX Global, Inc.*	188,722	1,415,415

Silicom, Ltd. (Israel)[1]	18,033	1,143,292

StarTek, Inc.*,1	42,971	464,087

Upland Software, Inc.*,1	49,230	1,174,628

Varonis Systems, Inc.*	20,923	1,174,827

Zix Corp.*	215,473	872,666

Total Information Technology		17,158,350

Materials - 2.0%

KMG Chemicals, Inc.	21,291	1,276,821

Trecora Resources*,1	77,840	864,024

Total Materials		2,140,845

Real Estate - 1.9%

The RMR Group, Inc., Class A	17,193	1,079,721

UMH Properties, Inc., REIT	83,466	974,048

Total Real Estate		2,053,769

Utilities - 0.8%

Pure Cycle Corp.*	107,363	853,536

Total Common Stocks

(Cost $95,627,018)		103,524,292

	Principal Amount	Value

Short-Term Investments - 7.4%
Joint Repurchase Agreements - 4.0%[2]

Cantor Fitzgerald Securities, Inc., dated 02/28/18, due 03/01/18, 1.370% total to be received $1,008,221 (collateralized by various U.S. Government Agency Obligations, 1.000% - 8.500%, 03/25/18 - 01/15/57, totaling $1,028,347)	$1,008,183	$1,008,183

Citibank N.A., dated 02/28/18, due 03/01/18, 1.350% total to be received $212,078 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 03/29/18 - 09/09/49, totaling $216,311)	212,070	212,070

Credit Suisse AG, dated 02/28/18, due 03/01/18, 1.360% total to be received $1,008,221 (collateralized by various U.S. Government Agency Obligations, 0.125% - 6.250%, 03/31/18 - 05/15/47, totaling $1,028,347)	1,008,183	1,008,183

Daiwa Capital Markets Americas, dated 02/28/18, due 03/01/18, 1.370% total to be received $1,008,221 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 03/01/18 - 12/01/51, totaling $1,028,314)	1,008,183	1,008,183

RBC Capital Markets LLC, dated 02/28/18, due 03/01/18, 1.350% total to be received $1,008,221 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.000%, 07/01/37 - 09/09/49, totaling $1,028,347)	1,008,183	1,008,183

Total Joint Repurchase Agreements		4,244,802

	Shares

Other Investment Companies - 3.4%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.26%[3]	3,622,677	3,622,677

Total Short-Term Investments
(Cost $7,867,479)		7,867,479
Total Investments - 104.7%
(Cost $103,494,497)		111,391,771

Other Assets, less Liabilities - (4.7)%		(4,962,306)

Net Assets - 100.0%		$106,429,465

*	Non-income producing security.

[1]	Some or all of these securities, amounting to $4,073,783 or 3.8% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

5

AMG Managers Cadence Emerging Companies Fund Schedule of Portfolio Investments (continued)

[3]	Yield shown represents the February 28, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$103,524,292	—	—	$103,524,292

Short-Term Investments

Joint Repurchase Agreements	—	$4,244,802	—	4,244,802

Other Investment Companies	3,622,677	—	—	3,622,677

Total Investments in Securities	$107,146,969	$4,244,802	—	$111,391,771

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of February 28, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

6

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

7

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By: /s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: April 27, 2018

By: /s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: April 27, 2018